Stock options (Tables)	12 Months Ended
Dec. 31, 2022
Stock options
Stock option activity
	Year ended December 31,
	2022		2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	85,000	1.56	51,000	2.60	51,000	2.60
Granted	80,000	2.8	-	-	-	-
Cancelled	(41,250)	(1.04)	-	-	-	-
Bonus shares adjustment	82,500	(0.72)	34,000	(1.04)	-	-
Outstanding, end of year	206,250	1.52	85,000	1.56	51,000	2.60

Exercisable, end of year	86,250	1.04	-	-	-	-